Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents.
Schedule of cash and cash equivalents

	2022	2021
	$’000	$'000

Cash at bank	514,078	916,488
Cash and cash equivalents	514,078	916,488

Schedule of credit ratings of banking partners

	2022	2021
	$’000	$'000

Cash and cash equivalents
AAA (F1+)	20,916	127,781
A+	22,790	—
A (F1)	244,483	628,033
BBB+	506	—
BBB	—	3,143
BBB-	115	162
B	217,335	157,277
B-	7,242	—
C	—	67
Not rated	691	25
	514,078	916,488